Discontinued Operations (Summary results of the Company's discontinued operations) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from continuing operations, before tax	$ (2,195)	$ (2,040)	$ (3,328)	$ (21,596)
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	143	649	1,990	4,459
Operating, exploration and general and administrative expenses	45	1,428	3,431	7,078
Depletion, depreciation, amortization and accretion	0	179	651	1,001
Exploration			0	0
Impairment expense			11,280	18,027
General and administrative			0	0
Interest expense and other disposal costs	301	65	926	168
Total expenses	346	1,672	16,288	26,274
Non-controlling interest	(36)	12	49	411
Loss from continuing operations, before tax	(239)	(1,011)	(14,249)	(21,404)
Gain on disposal of discontinued operations before tax	1,069	0
Income tax expense (benefit)	0	0
Net income (loss) from discontinued operations, net of tax	830	(1,011)
CO2 Business | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	143	649	1,990	4,459
Operating, exploration and general and administrative expenses	45	1,329	3,070	6,708
Depletion, depreciation, amortization and accretion	0	179	651	1,001
Exploration			0	0
Impairment expense			11,280	18,027
General and administrative			0	0
Interest expense and other disposal costs	301	65	926	168
Total expenses	346	1,573	15,927	25,904
Non-controlling interest	(36)	12	49	411
Loss from continuing operations, before tax	(239)	(912)	(13,888)	(21,034)
Gain on disposal of discontinued operations before tax	0	0
Income tax expense (benefit)	0	0
Net income (loss) from discontinued operations, net of tax	(239)	(912)
Weald Basin | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	0	0	0
Operating, exploration and general and administrative expenses	0	99	361	370
Depletion, depreciation, amortization and accretion	0	0	0	0
Exploration			0	0
Impairment expense			0	0
General and administrative			0	0
Interest expense and other disposal costs	0	0	0	0
Total expenses	0	99	361	370
Non-controlling interest	0	0	0	0
Loss from continuing operations, before tax	0	(99)	$ (361)	$ (370)
Gain on disposal of discontinued operations before tax	1,069	0
Income tax expense (benefit)	0	0
Net income (loss) from discontinued operations, net of tax	$ 1,069	$ (99)